PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

A. Property and equipment, net consists of the following:

	US dollars
	December 31,
(in thousands)	2021	2020
Cost:
Operating equipment (*)	43,751	47,647
Office furniture, equipment and computers	51,788	50,851
Land	1,728	1,819
Buildings	5,818	6,415
Vehicles	9,976	9,498
Leasehold improvements	9,750	9,515
	122,811	125,745
Less – accumulated depreciation (**)	(87,159)	(88,092)
Total property and equipment, net	35,652	37,653

(*)	As of December 31, 2021, and 2020, an amount of US$ 25.5 million and US$ 29.4 million is subject to operating lease transactions, respectively.

(**)	As of December 31, 2021, and 2020, an amount of US$ 13.5 million and US$ 17.0 million is subject to operating lease transactions, respectively.